Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Leases
Cash paid for operating lease liabilities	$ 493	$ 555	$ 1,946
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 733